Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 15 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended December 31
	2025	2024	2023
	U.S. dollar in thousands
Payroll and related expenses	5,173	3,220	2,700
Share-based payment	666	511	220
Subcontractors	282	294	155
Depreciation	182	124	102
Other and overheads	1,223	346	380
	7,526	4,495	3,557